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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Income Trust

Core Bond Fund

Portfolio of Investments -- March 31, 2010 (unaudited)

Credit Rating*				Principal
Moody's	S&P			Amount	Value

		CORPORATE DEBT SECURITIES: 36.1% of net assets

		BANKS:	2.9%
A2	A	Bank of America, 4.875%, 9/15/12		$ 100,000	$ 104,845
A1	AA-	Wells Fargo & Co., 4.95%, 1/31/13		150,000	158,407
A2	A+	Wells Fargo & Co., 4.95%, 10/16/13		100,000	105,729

		CHEMICALS:	0.9%
A2	A	E.I. Du Pont De Nemour, 4.75%, 11/15/12		100,000	107,530

		COMPUTERS & PERIPHERAL:	1.7%
A2	A	Hewlett-Packard Co., 5.5%, 3/1/18		100,000	108,850
A1	A+	IBM Corp, 4.75%, 11/29/12		100,000	108,253

		CONSUMER DISCRETIONARY:	5.2%
Baa1	BBB+	Comcast Corp., 5.3%, 1/15/14		100,000	107,609
A2	A+	Costco Wholesale Corp., 5.5%, 3/15/17		100,000	109,896
A3	A	McDonald's Corp., 5.35%, 3/1/18		100,000	108,621
A2	A+	Target Corp., 5.875%, 3/1/12		100,000	108,493
Aa2	AA	Wal-Mart Stores Inc., 4.75%, 8/15/10		100,000	101,634
Baa3	BBB-	YUM! Brands Inc., 6.25%, 3/15/18		100,000	109,806

		CONSUMER STAPLES:	4.3%
Aa3	A	Bottling Group LLC, 4.625%, 11/15/12		100,000	107,425
A3	BBB+	Kellogg Co., 6.6%, 4/1/11		100,000	105,498
Baa2	BBB-	Kraft Foods Inc., 5.625%, 11/1/11		100,000	106,250
A1	A+	Sysco Corp., 5.25%, 2/12/18		100,000	106,701
A2	A+	Walgreen Co., 4.875%, 8/01/13		100,000	108,950

		ENERGY:	1.7%
A1	A	Conoco Funding Co., 6.35%, 10/15/11		100,000	107,911
Baa2	BBB	Valero Energy Corp., 6.875%, 4/15/12		100,000	108,420

		FINANCIALS:	6.3%
A2	BBB+	American Express Co., 5.875%, 5/2/13		100,000	108,399
Aa1	AA	BP Capital Markets PLC., 3.875%, 3/10/15		100,000	103,974
Aa2	AA+	General Electric Capital Corp., 4.8%, 5/1/13		100,000	106,349
A1	A	Goldman Sachs, 5.75%, 10/1/16		100,000	107,040
A1	A	JP Morgan Chase, 5.25%, 5/1/15		100,000	105,473
A2	A	Morgan Stanley, 5.375%, 10/15/15		150,000	155,982
Aa3	A+	US Bancorp, 4.2%, 5/15/14		100,000	105,018

		HEALTH CARE:	1.7%
A1	AA	Abbott Laboratories, 5.6%, 11/30/17		100,000	110,269
A1	AA	Eli Lilly & Co., 4.2%, 3/6/14		100,000	106,113

		INDUSTRIAL:	0.9%
Aa3	AA-	United Parcel, 5.5%, 1/15/18		100,000	109,580

		INSURANCE:	2.4%
A3	A-	Allstate Corp., 6.2%, 5/16/14		100,000	111,409
Aa2	AA+	Berkshire Hathaway Inc., 4.85% , 1/15/15		100,000	107,606
Baa2	BBB	Markel Corp., 6.8%, 2/15/13		75,000	81,027

		LEISURE & TOURISM:	0.9%
A2	A	Walt Disney Co., 6.375%, 3/1/12		100,000	109,641

		OIL:	2.0%
Baa1	BBB+	Devon Energy Corp., 6.3%, 1/15/19		125,000	139,759
Baa1	BBB+	Marathon Oil Corp., 6.5%, 2/15/14		100,000	112,214

		PHARMACEUTICALS:	0.9%
A1	AA	Pfizer, Inc., 5.35%, 3/15/15		100,000	110,306

		TECHNOLOGY:	1.9%
A1	A+	Cisco Systems Inc., 5.5%, 2/22/16		100,000	111,573
A2	A	Oracle Corp., 4.95%, 4/15/13		100,000	108,714

		TELECOMMUNICATIONS:	0.9%
Baa1	BBB+	AT&T Broadband, 8.375%, 3/15/13		27,000	31,318
Baa2	A	Verizon New England, 6.5%, 9/15/11		75,000	79,772

		UTILITIES:	1.5%
Baa2	A-	Dominion Resources Inc., 5.7%, 9/17/12		75,000	81,315
A1	A+	National Rural Utilities, 4.75%, 3/1/14		100,000	106,645

		TOTAL CORPORATE DEBT SECURITIES (Cost $4,289,426)			$ 4,500,324

		MORTGAGE BACKED SECURITIES: 25.0% of net assets
Aaa	AAA	Fannie Mae, Mortgage Pool #725341, 5%, 2/1/19		46,891	50,047
Aaa	AAA	Fannie Mae, Mortgage Pool #745406, 6%, 3/1/21		72,217	78,286
Aaa	AAA	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21		86,755	93,123
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32		18,372	20,301
Aaa	AAA	Fannie Mae, Mortgage Pool #745147, 4.5%, 12/1/35		181,390	183,199
Aaa	AAA	Fannie Mae, Mortgage Pool #745275, 5%, 2/1/36		186,878	193,346
Aaa	AAA	Fannie Mae, Mortgage Pool #745355, 5%, 3/1/36		248,548	257,151
Aaa	AAA	Fannie Mae, Mortgage Pool #745516, 5.5%, 5/1/36		84,764	89,626
Aaa	AAA	Fannie Mae, Mortgage Pool #256514, 6%, 12/1/36		109,489	116,881
Aaa	AAA	Fannie Mae, Mortgage Pool #902070, 6%, 12/1/36		89,813	95,876
Aaa	AAA	Fannie Mae, Mortgage Pool #903002, 6%, 12/1/36		95,246	101,677
Aaa	AAA	Fannie Mae, Mortgage Pool #905805, 6%, 12/1/36		152,986	161,522
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38		59,349	62,630
Aaa	AAA	Fannie Mae, Mortgage Pool #965649, 6%, 1/1/38		67,153	71,456
Aaa	AAA	Fannie Mae, Mortgage Pool #889260, 5.0%, 4/1/38		301,062	311,042
Aaa	AAA	Freddie Mac, Mortgage Pool #G11911, 5%, 2/1/21		109,827	116,980
Aaa	AAA	Freddie Mac, Mortgage Pool #J07302, 4.5%, 4/1/23		250,229	260,279
Aaa	AAA	Freddie Mac, Mortgage Pool #G13342, 4.5%, 11/1/23		144,540	150,345
Aaa	AAA	Freddie Mac, Mortgage Pool #A51727, 6%, 8/1/36		94,211	101,352
Aaa	AAA	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36		84,678	92,313
Aaa	AAA	Freddie Mac, Mortgage Pool #G04815, 5%, 9/1/38		155,868	161,181
Aaa	AAA	Ginnie Mae, Mortgage Pool #698089, 4.0%, 4/15/39		366,278	358,996

		TOTAL MORTGAGE BACKED SECURITIES (Cost $3,038,429)			$ 3,127,609

		US GOVERNMENT AGENCY NOTES: 6.2% of net assets
Aaa	AAA	Freddie Mac, 5%, 10/18/10		150,000	153,573
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11		235,000	250,907
Aaa	AAA	Freddie Mac, 2.5%, 4/8/13		250,000	272,298
Aaa	AAA	Freddie Mac, 5%, 2/16/17		100,000	101,567

		TOTAL US GOVERNMENT AGENCY NOTES (Cost $758,369)			$ 778,345

		US TREASURY NOTES: 28.8% of net assets
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11		400,000	422,875
Aaa	AAA	US Treasury Note, 1.875%, 2/28/14		400,000	396,750
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14		850,000	921,985
Aaa	AAA	US Treasury Note, 4.25%, 11/15/17		100,000	105,813
Aaa	AAA	US Treasury Note, 3.875%, 5/15/18		265,000	271,770
Aaa	AAA	US Treasury Note, 3.75%, 11/15/18		1,300,000	1,310,258
Aaa	AAA	US Treasury Note, 5.375%, 2/15/31		150,000	165,985

		TOTAL US TREASURY NOTES (Cost $3,592,155)			$ 3,595,436

		REPURCHASE AGREEMENT: 3.2% of net assets
		With U.S. Bank National Association issued 3/31/10 at 0.01%, due
		4/01/10, collateralized by $412,415 in Fannie Mae MBS #555745
		due 9/01/18. Proceeds at maturity are $404,321 (Cost $404,321)			404,321

		TOTAL INVESTMENTS: 99.3% of net assets (Cost $12,082,700)			$ 12,406,035

		CASH AND RECEIVABLES LESS LIABILITIES: 0.7% of net assets			92,282

		NET ASSETS: 100.00%			$ 12,498,317

Madison Mosaic Income Trust

Government Fund

Portfolio of Investments - March 31, 2010 (unaudited)

Credit Rating*				Principal
Moody's	S&P			Amount	Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 93.6% of net assets

		MORTGAGE BACKED SECURITIES:	14.6%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18		$ 31,312	$ 33,728
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18		59,555	63,564
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32		13,779	15,226
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32		13,969	15,436
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32		25,811	28,046
Aaa	AAA	Fannie Mae, Mortgage Pool #745147, 4.5%, 12/1/35		181,390	183,199
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38		59,349	62,630
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17		26,004	28,055
Aaa	AAA	Freddie Mac, Mortgage Pool #G13342, 4.5%, 11/1/23		72,270	75,173
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32		14,915	16,447
Aaa	AAA	Ginnie Mae, Mortgage Pool #2483, 7.0%, 9/20/27		8,594	9,644
Aaa	AAA	Ginnie Mae, Mortgage Pool #676516, 6.0%, 2/15/38		53,084	56,795
Aaa	AAA	Ginnie Mae, Mortgage Pool #698089, 4.0%, 4/15/39		97,674	95,732

		US GOVERNMENT AGENCY NOTES:	47.3%
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10		$ 105,000	$ 109,013
Aaa	AAA	Fannie Mae, 6%, 5/15/11		100,000	106,069
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12		100,000	109,517
Aaa	AAA	Fannie Mae, 4.875%, 5/18/12		100,000	107,592
Aaa	AAA	Fannie Mae, 3.625%, 2/12/13		150,000	158,205
Aaa	AAA	Fannie Mae, 4.75%, 2/21/13		150,000	162,687
Aaa	AAA	Fannie Mae, 4.375%, 7/17/13		150,000	161,723
Aaa	AAA	Fannie Mae, 4.625%, 10/15/13		200,000	217,863
Aaa	AAA	Federal Home Loan Bank, 4.0%, 9/6/13		150,000	159,940
Aaa	AAA	Federal Home Loan Bank, 3.125%, 12/13/13		100,000	104,008
Aaa	AAA	Freddie Mac, 5%, 10/18/10		155,000	158,692
Aaa	AAA	Freddie Mac, 3.125%, 10/25/10		50,000	50,741
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11		300,000	320,307
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13		150,000	162,342
Aaa	AAA	Freddie Mac, 2.875%, 2/09/15		125,000	125,909

		US TREASURY NOTES:	31.7%
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11		215,000	227,295
Aaa	AAA	US Treasury Note, 4.75%, 5/31/12		300,000	323,461
Aaa	AAA	US Treasury Note, 4.0%, 11/15/12		250,000	267,266
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14		200,000	216,938
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17		90,000	97,200
Aaa	AAA	US Treasury Note, 3.75%, 11/15/18		350,000	352,762

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,261,939)			$ 4,383,205

		REPURCHASE AGREEMENT: 5.2% of net assets
		With U.S. Bank National Association issued 3/31/10 at 0.01%, due
		4/01/10, collateralized by $246,026 in Fannie Mae MBS #555745
		due 9/01/18. Proceeds at maturity are $241,198 (Cost $241,198)			241,198

		TOTAL INVESTMENTS: 98.8% of net assets (Cost $4,503,137)			$ 4,624,403

		CASH AND RECEIVABLES LESS LIABILITIES: 1.2% of net assets			55,218

		NET ASSETS: 100.00%			$ 4,679,621

Madison Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - March 31, 2010 (unaudited)

				Principal
Credit Rating*				Amount	Value
Moody's	S&P

		CORPORATE DEBT SECURITIES: 48.5% of net assets

		BANKS:	1.8%
A2	A	Bank of America, 4.875%, 9/15/12		$ 1,000,000	$ 1,048,452

		CHEMICALS:	1.7%
A2	A	E.I. Du Pont De Nemour, 3.25%, 1/15/15		1,000,000	1,007,193

		COMPUTERS & PERIPHERAL:	3.7%
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12		1,000,000	1,074,017
A1	A+	IBM Corp, 4.75%, 11/29/12		1,000,000	1,082,529

		CONSUMER DISCRETIONARY:	5.9%
A2	A+	Costco Wholesale Corp. 5.3%, 3/15/12		1,000,000	1,074,733
A3	A	McDonald's Corp., 5.35%, 3/1/18		1,000,000	1,086,205
A2	A+	Target Corp., 5.875%, 3/1/12		1,000,000	1,084,935
Aa2	AA	Wal-Mart Stores Inc., 4.55%, 5/1/13		125,000	134,501

		CONSUMER STAPLES:	9.0%
Aa3	A+	Coca-Cola Co., 4.875%, 3/15/19		1,000,000	1,041,909
Aa3	A-	Pepsico Inc., 4.65%, 2/15/13		1,000,000	1,079,435
Aa3	AA-	Proctor & Gamble Co., 4.7%, 2/15/19		1,000,000	1,027,393
A1	A+	Sysco Corp., 5.25%, 2/12/18		1,000,000	1,067,007
A2	A+	Walgreen Co., 4.875%, 8/01/13		125,000	136,187
A2	A+	Walgreen Co., 5.25%, 1/15/19		875,000	931,548

		ENERGY:	3.2%
A1	A	Conoco Funding Co., 6.35%, 10/15/11		1,000,000	1,079,111
A1	A	ConocoPhillips, 4.6%, 1/15/15		750,000	805,230

		FINANCIALS:	13.0%
A3	BBB+	American Express Co., 4.875%, 7/15/13		1,000,000	1,055,558
Aa1	AA	BP Capital Markets PLC, 3.875%, 3/10/15		1,000,000	1,039,740
Aa2	AA+	General Electric Capital Corp., 4.25%, 6/15/12		170,000	177,293
Aa2	AA+	General Electric Capital Corp., 4.8%, 5/01/13		830,000	882,697
A1	A	Goldman Sachs, 6.60%, 1/15/12		1,000,000	1,085,507
A3	A	Household Finance Co., 6.375%, 10/15/11		70,000	74,506
A1	A	JP Morgan Chase, 5.25%, 5/1/15		1,000,000	1,054,727
A2	A	Merrill Lynch & Co., Inc., 5.77%, 7/25/11		125,000	132,097
A2	A	Morgan Stanley, 5.375%, 10/15/15		1,000,000	1,039,883
Aa3	A+	US Bancorp, 4.2%, 5/15/14		1,000,000	1,050,181

		HEALTH CARE:	2.7%
A1	AA	Abbott Laboratories, 5.6%, 11/30/17		1,000,000	1,102,692
A1	AA	Eli Lilly & Co., 4.2%, 3/06/14		450,000	477,509

		INDUSTRIAL:	1.3%
Aa3	AA-	United Parcel, 5.5%, 1/15/18		705,000	772,540

		INSURANCE:	1.7%
A3	A-	Allstate Corp., 6.2%, 5/16/14		450,000	501,342
Aa2	AA+	Berkshire Hathaway Inc., 4.85%, 1/15/15		450,000	484,227

		TECHNOLOGY:	3.7%
A1	A+	Cisco Systems Inc., 5.25%, 2/22/11		1,000,000	1,040,939
A2	A	Oracle Corp., 4.95%, 4/15/13		1,000,000	1,087,140

		UTILITIES:	0.8%
A1	A+	National Rural Utilities, 4.75%, 3/1/14		450,000	479,899

		TOTAL CORPORATE DEBT SECURITIES (Cost $28,125,343)			28,298,862

		US GOVERNMENT & AGENCY OBLIGATIONS: 47.2% of net assets
Aaa	AAA	Fannie Mae, 3.625%, 8/15/11		2,250,000	2,337,435
Aaa	AAA	Fannie Mae, 4.625%, 10/15/14		2,250,000	2,446,182
Aaa	AAA	Federal Home Loan Bank, 3.625%, 5/29/13		2,000,000	2,116,742
Aaa	AAA	Freddie Mac, 5.125%, 7/15/12		2,250,000	2,441,738
Aaa	AAA	Freddie Mac, 4.50%, 7/15/13		2,250,000	2,435,130
Aaa	AAA	US Treasury Note, 2.125%, 4/30/10		1,550,000	1,552,556
Aaa	AAA	US Treasury Note, 4.5%, 2/28/11		2,300,000	2,386,160
Aaa	AAA	US Treasury Note, 4.875%, 2/15/12		2,300,000	2,469,087
Aaa	AAA	US Treasury Note, 4.0%, 11/15/12		2,000,000	2,138,126
Aaa	AAA	US Treasury Note, 2.0%, 11/30/13		2,000,000	2,004,064
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14		2,250,000	2,440,548
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17		1,350,000	1,458,001
Aaa	AAA	US Treasury Note, 3.125%, 5/15/19		1,500,000	1,429,103

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $27,575,383)			$ 27,654,872

		TOTAL DEBT INSTRUMENTS (Cost $55,700,726)

		REPURCHASE AGREEMENT: 3.3% of net assets
		With U.S. Bank National Association issued 3/31/10 at 0.01%, due
		4/01/10, collateralized by $1,973,544 in Fannie Mae MBS #555745
		due 9/01/18. Proceeds at maturity are $1,934,814 (Cost $1,934,814)			1,934,814

		TOTAL INVESTMENTS: 99.0% of net assets (Cost $57,635,440)			$ 57,888,548

		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets			611,837

		NET ASSETS: 100.00%			$ 58,500,385

Madison Mosaic Income Trust

COINS Fund

Portfolio of Investments - March 31, 2010 (unaudited)

Credit Rating*				Principal
Moody's	S&P			Amount	Value

		CORPORATE DEBT SECURITIES: 96.5% of net assets

		BANKS:	6.8%
A2	A	Bank of America, 4.875%, 9/15/12		$ 20,000	$ 20,969
A1	A	Bank One Corp., 7.875%, 8/1/10		20,000	20,478
A2	A+	Wells Fargo & Co., 4.95%, 10/16/13		15,000	15,860
A1	AA-	Wells Fargo & Co., 5.625%, 12/11/17		10,000	10,625

		CHEMICALS:	2.7%
A2	A	E.I. Du Pont De Nemour, 4.75%, 11/15/12		25,000	26,882

		COMPUTERS & PERIPHERAL:	4.3%
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12		20,000	21,480
A1	A+	IBM Corp., 4.75%, 11/29/12		20,000	21,651

		CONSUMER DISCRETIONARY:	11.9%
Baa1	BBB+	Comcast Corp., 5.9%, 3/15/16		15,000	16,407
A2	A+	Costco Wholesale Corp., 5.3%, 3/15/12		20,000	21,495
A1	A+	Lowe's Companies, Inc., 8.25%, 6/1/10		20,000	20,192
A3	A	McDonald's Corp., 5.8%, 10/15/17		10,000	11,172
A2	A+	Target Corp., 5.875%, 7/15/16		20,000	22,701
Baa3	BBB-	YUM! Brands Inc., 6.25%, 3/15/18		25,000	27,451

		CONSUMER STAPLES:	17.9%
Aa3	A	Bottling Group LLC, 4.625%, 11/15/12		20,000	21,485
Aa3	A+	Coca Cola Co., 5.35%, 11/15/17		25,000	27,547
A3	A	Coca Cola Enterprises, 7.375%, 3/03/14		10,000	11,694
A3	BBB+	Kellogg Co., 6.6%, 4/1/11		15,000	15,825
A2	A	Kimberly-Clark, 6.125%, 8/1/17		10,000	11,284
Baa2	BBB-	Kraft Foods Inc., 6.5%, 8/11/17		20,000	22,436
Aa3	AA-	Proctor & Gamble Co., 4.95%, 8/15/14		20,000	21,882
A1	A+	Sysco Corp., 5.25%, 2/12/18		25,000	26,675
A2	A+	Walgreen Co., 5.25%, 1/15/19		20,000	21,293

		ENERGY:	3.2%
A1	A	Conoco Funding Co., 6.35%, 10/15/11		20,000	21,582
Baa2	BBB	Valero Energy Corp., 6.875%, 4/15/12		10,000	10,842

		FINANCIALS:	17.2%
A3	BBB+	American Express, 4.875%, 7/15/13		25,000	26,389
Aa1	AA	BP Capital Markets PLC, 3.875%, 3/10/15		25,000	25,993
Aa2	AA+	General Electric Capital Corp., 5.4%, 2/15/17		25,000	26,191
A1	A	Goldman Sachs, 5.125%, 1/15/15		20,000	21,119
A1	A	JP Morgan Chase, 5.125%, 9/15/14		5,000	5,287
A2	A	Merrill Lynch & Co., Inc., 6.4%, 8/28/17		15,000	15,832
A2	A	Morgan Stanley, 4.25%, 5/15/10		15,000	14,978
A2	A	Morgan Stanley, 5.375%, 10/15/15		10,000	10,399
Aa3	A+	US Bancorp, 4.2%, 5/15/14		25,000	26,255

		HEALTH CARE:	4.5%
A1	AA	Abbott Laboratories, 5.875%, 5/15/16		25,000	28,303
A1	AA	Eli Lilly & Co., 6%, 3/15/12		15,000	16,416

		INDUSTRIAL:	4.8%
Aa2	AA-	3M Company, 4.5%, 11/1/11		25,000	26,399
Aa3	AA-	United Parcel, 5.5%, 1/15/18		20,000	21,916

		INSURANCE:	2.1%
Aa2	AA+	Berkshire Hathaway Inc., 4.85%, 1/15/15		20,000	21,521

		LEISURE & TOURISM:	2.1%
A2	A	Walt Disney Co., 5.7%, 7/15/11		20,000	21,207

		OIL:	3.9%
Baa1	BBB+	Devon Energy Corp., 5.625%, 1/15/14		15,000	16,419
Baa1	BBB+	Marathon Oil Corp., 6.5%, 2/15/14		10,000	11,221
Baa1	BBB+	Marathon Oil Corp., 7.5%, 2/15/19		10,000	11,766

		PHARMACEUTICALS:	2.7%
A1	AA	Pfizer, Inc., 5.35%, 3/15/15		25,000	27,576

		TECHNOLOGY:	6.0%
A1	A+	Cisco Systems Inc., 5.5%, 2/22/16		25,000	27,893
Baa2	BBB	Intuit Inc., 5.4%, 3/15/12		10,000	10,612
A2	A	Oracle Corp., 5.75%, 4/15/18		20,000	21,972

		TELECOMMUNICATIONS:	2.7%
A2	A	Bellsouth Corp., 6%, 10/15/11		15,000	16,061
Baa2	A	Verizon New England, 6.5%, 9/15/11		10,000	10,637

		UTILITIES:	3.7%
Baa2	A-	Dominion Resources, 5.7%, 9/17/12		10,000	10,842
A1	A+	National Rural Utilities, 4.75%, 3/1/14		25,000	26,661

		TOTAL CORPORATE DEBT SECURITIES (Cost $906,273)			$ 969,773

		REPURCHASE AGREEMENT: 2.4% of net assets
		With U.S. Bank National Association issued 3/31/10 at 0.01%, due
		4/01/10, collateralized by $24,111 in Fannie Mae MBS #555745
		due 9/01/18. Proceeds at maturity are $23,638 (Cost $23,638)			23,638

		TOTAL INVESTMENTS: 98.9% of net assets (Cost $929,911)			$ 993,411

		CASH AND RECEIVABLES LESS LIABILITIES: 1.1% of net assets			11,139

		NET ASSETS: 100.00%			$ 1,004,550

Notes to Quarterly Holdings Report

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The funds adopted Financial Accounting Standards Board ("FASB") guidance on fair value measurements effective January 1, 2008. Fair value is defined as the price that each fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. As of March 31, 2010, none of the funds held securities deemed as a Level 3.

The following is a summary representing each fund's investments within the fair value hierarchy as of March 31, 2010:

Quoted Prices in Aactive Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs
Level 1	Level 2	Level 3	Value at 3/31/10

Core Bond Fund
Corporate Debt Securites	$ -	$ 4,500,324	$ -	$ 4,500,324
Mortgage Backed Securities		3,127,609		3,127,609
U.S. Government Agency Notes		778,345		778,345
U.S. Treasury Notes		3,595,436		3,595,436
Repurchase Agreement		404,321		404,321
Total	$ -	$ 12,406,035	$ -	$ 12,406,035

Government Fund
Mortgage Backed Securities	$ -	$ 683,675	$ -	683,675
U.S. Government Agency Notes		2,214,608		$ 2,214,608
U.S. Treasury Notes		1,484,922		1,484,922
Repurchase Agreement		241,198		241,198
Total	$ -	$ 4,624,403	$ -	$ 4,624,403

Institutional Bond Fund
Corporate Debt Securities	$ -	$ 28,298,862	$ -	$ 28,298,862
U.S. Government Agency Notes		11,777,227		11,777,227
U.S. Treasury Notes		15,877,645		15,877,645
Repurchase Agreement		1,934,814		1,934,814
Total	$ -	$ 57,888,548	$ -	$ 57,888,548

Corporate Income Shares Fund
Corporate Debt Securities	$ -	$ 969,773	$ -	$ 969,773
Repurchase Agreement		23,638		23,638
Total	$ -	$ 993,411	$ -	$ 993,411

In March 2008, FASB issued guidance regarding enhanced disclosures about funds’ derivative and hedging activities. Management has determined that there is no impact on the Funds’ financial statements as the Funds currently do not hold derivative financial instruments.

In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Earlier adoption is permitted. In the period of initial adoption, the Funds will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, CCO

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 26, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 26, 2010